WARRANT LIABILITY (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant Liability Details Narrative Abstract
Expected option life (years)	3 years 6 months 18 days	3 years 5 months 16 days